Note 3 - Changes in Accounting Policies and Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Effect of new accounting standard adoption [text block]
[US$ thousands]	As of January 1, 2019
Measurement of lease liabilities
Operating lease commitments disclosed as of December 31, 2018	7,790
Discounted using the lessee’s incremental borrowing rate (4%) of at the date of initial application	7,202
Add: adjustments as a result of a different treatment of extension and termination options	7,533
Add: finance lease liabilities recognized as of December 31, 2018	234
Lease liability recognized as of January 1, 2019	14,969
[US$ thousands]	As of January 1, 2019
Assets
Furniture, fixtures and equipment	14,969

Liabilities
Non-current lease liabilities and other loans	10,709
Current lease liabilities and other loans	4,260
Other current liabilities	(64)
Net impact on equity	64